Leases - Right-of-use assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Less accumulated amortization	$ (1,550,000)	$ (1,281,000)
Right-of-use asset, net	1,212,000	1,737,000
Discontinued Operations
Lessee, Lease, Description [Line Items]
Right-of-use asset, net	681,000	724,000
Continuing Operations
Lessee, Lease, Description [Line Items]
Right-of-use asset, net	531,000	1,013,000
Palo Alto, CA Office
Lessee, Lease, Description [Line Items]
Right-of-use asset, before accumulated amortization	630,000	631,000
Hyderabad, India Office
Lessee, Lease, Description [Line Items]
Right-of-use asset, before accumulated amortization	342,000	359,000
Coquitlam, Canada Office
Lessee, Lease, Description [Line Items]
Right-of-use asset, before accumulated amortization	91,000	97,000
Westminster, Canada Office
Lessee, Lease, Description [Line Items]
Right-of-use asset, before accumulated amortization	0	10,000
Toronto, Canada Office
Lessee, Lease, Description [Line Items]
Right-of-use asset, before accumulated amortization	565,000	949,000
Ratingen, Germany Office
Lessee, Lease, Description [Line Items]
Right-of-use asset, before accumulated amortization	85,000	90,000
Berlin, Germany Office
Lessee, Lease, Description [Line Items]
Right-of-use asset, before accumulated amortization	508,000	536,000
Slough, United Kingdom Office
Lessee, Lease, Description [Line Items]
Right-of-use asset, before accumulated amortization	0	34,000
Frankfurt, Germany Office
Lessee, Lease, Description [Line Items]
Right-of-use asset, before accumulated amortization	294,000	312,000
Manila, Philippines Office
Lessee, Lease, Description [Line Items]
Right-of-use asset, before accumulated amortization	$ 247,000	$ 0